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[AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919


A I M Advisors, Inc.


   November 20, 2007



   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth Street, N.W.
   Washington, D.C. 20549

   Re:  AIM Counselor Series Trust
        CIK No. 0001112996

   Ladies and Gentlemen:

   On behalf of AIM Counselor Series Trust (the "Fund"), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, including Rule 488 thereunder, is the electronic version of the Fund's Registration Statement on Form N-14 containing a proxy statement/prospectus to accomplish the combination of the following:

        - AIM S&P 500 Index Fund, a series portfolio of AIM Stock Funds, with AIM Structured Core Fund, a series portfolio of the Fund.

   Please send copies of all correspondence with respect to the Form N-14 to my attention or contact me at 713.214.7888.

   Very truly yours,

   /s/ Peter Davidson

   Peter Davidson
   Counsel

A Member of the AMVESCAP Group